Statements of Net Assets Available for Benefits - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total investments at fair value	$ 42,861	$ 35,892
Investment at contract value - Guaranteed Annuity Contract	577	836
Total investments	43,438	36,728
Notes receivable from participants	830	626
Net assets available for benefits	44,268	37,354
Mutual funds
Investments at fair value:
Total investments at fair value	36,522	29,405
Common Stock of Northfield Bancorp, Inc.
Investments at fair value:
Total investments at fair value	3,223	3,520
Common collective trust funds
Investments at fair value:
Total investments at fair value	1,313	0
Pooled separate account
Investments at fair value:
Total investments at fair value	0	1,391
Self-directed brokerage account
Investments at fair value:
Total investments at fair value	$ 1,803	$ 1,576